INCOME TAXES - Additional information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Loss carryforwards for income tax purposes available to reduce future taxable income	$ 25.7
Capital losses that can be carried forward indefinitely and applied only against future capital gains	391.1
Capital gain recognized during the period	0.0
Income tax consequences attached to the payment of dividends or distributions	$ 0.0	$ 0.0	$ 0.0